Cash and cash equivalents	12 Months Ended
Mar. 31, 2016
Cash and cash equivalents

3. Cash and cash equivalents:

“Cash and cash equivalents” as of March 31, 2015 and 2016 comprised the following:

	Millions of yen
	2015	2016
Cash	¥92,821	¥97,683
Certificates of deposit	—	50,000
Commercial paper	802	433
Bailment for consumption	11,930	206,321

Total	¥105,553	¥354,437

The commercial paper as of March 31, 2015 and 2016 was classified as available-for-sale securities, fair value of which approximates their amortized amounts.

Information regarding “Bailment for consumption” is disclosed in Note 15 “Related party transactions.”